NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED MAY 25, 2012

TO THE PROSPECTUS DATED JANUARY 31, 2012

Effective immediately, Class R3 shares of Nuveen Symphony Credit Opportunities Fund and Nuveen Symphony Floating Rate Income Fund are closed to all new investments. After the close of business on May 30, 2012, the funds will liquidate all shareholder accounts invested in Class R3 shares and will distribute the proceeds of the liquidation, unless prior to that date a shareholder notifies its fund that it would like its Class R3 shares exchanged for Class A shares of its fund.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-SCFR2P-0512P

NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED MAY 25, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2012

Effective immediately, Class R3 shares of Nuveen Symphony Credit Opportunities Fund and Nuveen Symphony Floating Rate Income Fund are closed to all new investments. After the close of business on May 30, 2012, the funds will liquidate all shareholder accounts invested in Class R3 shares and will distribute the proceeds of the liquidation, unless prior to that date a shareholder notifies its fund that it would like its Class R3 shares exchanged for Class A shares of its fund.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SCFR2SAI-0512P